Debt, cash and cash equivalents and lease liabilities - Summary of Debt by Interest Rate (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (8,710)	€ (12,736)	€ (10,098)	€ (13,915)
Net debt	7,793	€ 6,437	€ 9,983
Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 16,591
Debt, percent	100.00%	100.00%
Net debt	€ 7,881
Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 16,080
Debt, percent	97.00%
Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 511
Debt, percent	3.00%
Cash and cash equivalents	€ (8,710)
Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	16,573
Debt, percent		100.00%	100.00%
Cash and cash equivalents	(8,738)	€ (12,781)	€ (10,267)
Net debt	7,835	€ 6,492	€ 10,047
Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 11,382
Debt, percent	69.00%	85.00%	87.00%
Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 5,191
Debt, percent	31.00%	15.00%	13.00%
Year 1 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	€ 2,045
Net debt	(6,665)
Year 1 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,664
Year 1 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	381
Cash and cash equivalents	(8,710)
Year 1 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,027
Net debt	(6,711)
Year 1 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	(3,034)
Year 1 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	5,061
Year 2 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,698
Net debt	2,698
Year 2 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Year 2 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	98
Cash and cash equivalents	0
Year 2 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,698
Net debt	2,698
Year 2 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	2,600
Year 2 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	98
Year 3 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,011
Net debt	3,011
Year 3 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,010
Year 3 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Cash and cash equivalents	0
Year 3 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,011
Net debt	3,011
Year 3 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,010
Year 3 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Year 4 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,151
Net debt	1,151
Year 4 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,150
Year 4 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Cash and cash equivalents	0
Year 4 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,151
Net debt	1,151
Year 4 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,150
Year 4 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Year 5 | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,607
Net debt	1,607
Year 5 | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,606
Year 5 | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Cash and cash equivalents	0
Year 5 | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,607
Net debt	1,607
Year 5 | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,606
Year 5 | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1
Year 5 and later | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,079
Net debt	6,079
Year 5 and later | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,050
Year 5 and later | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	29
Cash and cash equivalents	0
Year 5 and later | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,079
Net debt	6,079
Year 5 and later | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	6,050
Year 5 and later | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	29
Euro | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	10,113
Euro | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	14,228
Euro | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
Cash and cash equivalents	(4,115)
Euro | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	6,852	€ 10,489	€ 13,129
Euro | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	11,382
Euro | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	113
Cash and cash equivalents	(4,642)
US dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(2,376)
US dollar | Value on redemption before derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	1,852
US dollar | Value on redemption before derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	24
Cash and cash equivalents	(4,251)
US dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	1,169	€ (2,404)	€ (669)
US dollar | Value on redemption after derivative instruments | Fixed-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	0
US dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Debt	3,300
Cash and cash equivalents	(2,132)
Singapore dollar | Value on redemption before derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(3)
Singapore dollar | Value on redemption after derivative instruments
Disclosure of financial instruments by type of interest rate [line items]
Net debt	(1,143)
Singapore dollar | Value on redemption after derivative instruments | Floating-rate debt
Disclosure of financial instruments by type of interest rate [line items]
Cash and cash equivalents	€ (1,143)